Financial Instruments - Summary of Valuation Inputs and Relationships to Fair Value (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 5,985	R$ 8,593
Private equity funds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	5,985	8,593
Private equity funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 0	R$ 0
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 0	R$ 559
Private equity funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	0	3,854
Private equity funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 0	R$ 3,854
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ (277)	R$ 703
Private equity funds [Member] | Nordeste III FIP Multiestratgia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	2,634	2,848
Private equity funds [Member] | Nordeste III FIP Multiestratgia [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 2,634	R$ 2,848
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 185	R$ 497
Others [Member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 3,351	R$ 1,891
Percentage of reasonably possible decrease in unobservable input assets	1.00%	1.00%
Percentage of reasonably possible increase in unobservable input, assets	2.00%	2.00%
Gain /(Losses)	R$ 263	R$ 533